UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02556

Name of Fund: Merrill Lynch Ready Assets Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Merrill Lynch
Ready Assets Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

Merrill Lynch Ready Assets Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

Certificates of Deposit - 3.2%

American Express Centurion Bank	$ 28,000	2.60%	4/25/2008	$ 28,000,000

Chase Bank USA, NA	27,000	5.13	4/15/2008	27,000,000
	25,000	5.13	4/16/2008	25,000,000
	54,300	4.70	5/07/2008	54,300,000

HSBC Bank USA	10,000	2.48	6/19/2008	10,000,000

State Street Bank & Trust Co.	27,000	2.80	6/10/2008	27,000,000

Total Certificates of Deposit (Cost - $171,300,000)				171,300,000

Certificates of Deposit - Yankee - 38.8%

BNP Paribas, NY	56,170	4.80	6/05/2008	56,170,000
	110,000	2.51	6/19/2008	110,000,000
	15,000	4.50	7/03/2008	15,000,000

Banco Bilbao Vizcaya Argentaria SA, NY	18,145	5.065	4/02/2008	18,145,002
	150,000	2.45	4/21/2008	150,000,000
	55,000	2.74	6/17/2008	55,000,000

Bank of Montreal, Chicago	17,670	5.10	4/01/2008	17,670,000
	85,000	3.15	4/28/2008	85,000,000
	50,000	3.15	4/29/2008	50,000,000
	17,705	4.87	6/02/2008	17,705,000
	46,175	3.196 (a)	11/10/2008	46,175,000

Bank of Nova Scotia, Houston	40,000	3.02	4/03/2008	40,000,000

Bank of Nova Scotia, NY	44,215	3.064 (a)	7/03/2008	44,210,512

Bank of Scotland Plc, NY	85,000	2.77	6/30/2008	85,000,000
	33,000	4.39	7/07/2008	33,000,000
	75,000	3.07	7/31/2008	75,000,000

Barclays Bank Plc, NY	45,000	4.40	4/08/2008	45,000,000
	50,000	3.15	4/24/2008	50,000,000
	53,000	3.00	6/04/2008	53,000,000
	35,000	2.60	6/19/2008	35,000,000

Canadian Imperial Bank of Commerce, NY	50,185	5.09 (a)	4/01/2008	50,185,000
	40,865	4.87	6/10/2008	40,865,000

Calyon, NY	50,000	3.069 (a)	4/02/2008	49,999,959

Deutsche Bank AG, NY	38,390	2.809 (a)	1/21/2009	38,390,000

Lloyd's TSB Bank Plc, NY	50,000	2.45	4/17/2008	50,000,000

Natixis, NY	15,640	5.42	7/10/2008	15,656,115

Nordea Bank Finland, Plc, NY	16,845	4.91	6/23/2008	16,845,374
	53,815	4.82	10/17/2008	53,817,838

Rabobank Nederland NV, NY	75,000	2.72	6/11/2008	75,000,000

Royal Bank of Scotland, NY	68,000	2.81	6/12/2008	68,000,000

SanPaolo IMI, NY	100,000	2.81	6/30/2008	100,002,482

Svenska Handelsbanken AB, NY	85,000	3.02	4/28/2008	85,000,000
	50,000	3.00	5/12/2008	50,000,000
	45,000	3.00	5/13/2008	45,000,000

Toronto-Dominion Bank, NY	50,000	3.00	5/20/2008	50,000,000
	5,500	4.86	5/30/2008	5,500,000

Merrill Lynch Ready Assets Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

	$ 41,555	4.85%	6/06/2008	$ 41,555,000
	60,000	2.57	6/20/2008	60,000,000

UBS AG, Stamford	13,850	4.895	6/04/2008	13,850,000
	34,000	2.95	6/06/2008	34,000,000

Unicredito Italiano, NY	61,000	2.65	6/26/2008	61,000,000

Total Certificates of Deposit - Yankee
(Cost - $2,085,742,282)				2,085,742,282

Commercial Paper - 38.6%

APRECO, LLC	20,000	2.87	6/05/2008	19,896,361

Atlantic Asset Securitization Corp.	20,000	3.08	4/09/2008	19,986,311
	13,000	3.08	4/10/2008	12,989,990

Atlantis One Funding Corp.	29,000	3.22	4/28/2008	28,929,965
	15,000	3.10	5/05/2008	14,956,083

Banco Bilbao Vizcaya Argentaria, Puerto Rico	22,000	2.80	6/27/2008	21,851,133

Banco Santander Puerto Rico	8,000	3.85	4/15/2008	7,988,022

Bank of America Corp.	40,000	2.98	5/07/2008	39,880,800
	32,005	3.673	6/12/2008	31,769,891
	45,000	2.84	7/07/2008	44,655,650
	35,415	3.80	7/11/2008	35,037,437
	28,695	2.829	8/19/2008	28,379,307

Barton Capital Corp.	15,000	3.10	4/10/2008	14,988,375

Beethoven Funding Corp.	17,000	3.35	4/01/2008	17,000,000

Bryant Park Funding LLC	8,000	2.76	4/15/2008	7,991,413

CAFCO, LLC	30,000	3.03	5/01/2008	29,924,250
	20,000	2.72	5/07/2008	19,945,600
	15,000	2.95	5/16/2008	14,944,688

CHARTA, LLC	30,000	3.10	5/07/2008	29,907,000

CRC Funding, LLC	10,000	3.15	4/16/2008	9,986,875

Chariot Funding LLC	6,000	3.20	4/07/2008	5,996,800

Ciesco, LLC	13,500	3.05	5/02/2008	13,464,544

Citigroup Funding Inc.	46,000	3.90	4/17/2008	45,920,267
	22,485	4.73	5/02/2008	22,393,417

DANSKE Corp.	41,000	3.50	4/18/2008	40,932,236
	20,000	2.97	5/02/2008	19,948,850
	12,000	2.62	6/25/2008	11,925,767

Dexia Delaware LLC	20,000	2.99	5/22/2008	19,915,283
	75,000	2.50	6/18/2008	74,593,750

Edison Asset Securitization, LLC	22,000	4.72	5/15/2008	21,873,084

Falcon Asset Securitization Co. LLC	53,000	3.15	4/22/2008	52,902,613
	58,000	3.08	5/20/2008	57,756,851

Merrill Lynch Ready Assets Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

Galleon Capital LLC	$ 20,300	2.93%	4/23/2008	$ 20,263,652
	25,000	3.02	5/13/2008	24,911,917

General Electric Capital Corp.	17,000	4.86	4/14/2008	16,970,165
	51,650	3.50	4/30/2008	51,504,376
	29,900	3.83	7/10/2008	29,581,897

Goldman Sachs Group, Inc.	12,000	2.90	5/09/2008	11,963,267

Govco LLC	29,000	3.85	4/14/2008	28,959,682

ING (U.S.) Funding LLC	51,000	3.01	5/06/2008	50,850,754

ING America Insurance Holdings, Inc.	44,000	2.45	6/17/2008	43,769,428

JPMorgan Chase & Co.	20,000	4.972	4/01/2008	20,000,000

Jupiter Securitization Corp.	19,700	2.70	4/21/2008	19,670,450
	20,000	2.65	5/12/2008	19,939,639
	17,000	2.65	5/19/2008	16,939,933

Long Lane Master Trust IV	16,000	3.28	4/14/2008	15,981,049

Nieuw Amsterdam Receivables Corp.	40,000	3.25	4/01/2008	40,000,000
	25,000	3.25	4/22/2008	24,952,604

Old Line Funding, LLC	9,000	3.23	4/18/2008	8,986,273

Park Avenue Receivables Co. LLC	59,804	3.25	4/22/2008	59,691,631

Raiffeisen Zentralbank Oesterreich AG	36,000	4.56	4/07/2008	35,972,640
	25,000	3.90	4/10/2008	24,975,626
	35,000	3.20	4/23/2008	34,931,556

Ranger Funding Co. LLC	33,500	3.95	4/10/2008	33,466,919
	50,000	3.95	4/18/2008	49,906,736

Regency Markets No.1 LLC	52,213	3.25	4/03/2008	52,203,693
	8,000	3.17	4/04/2008	7,997,887
	25,000	2.75	4/18/2008	24,967,535

Royal Bank of Scotland Group Plc	25,000	4.79	5/29/2008	24,807,069

Scaldis Capital LLC	36,000	3.28	4/02/2008	35,996,814
	8,000	4.47	4/07/2008	7,994,040

Societe Generale	11,000	4.60	4/02/2008	10,998,594
	51,095	4.06	4/11/2008	51,037,376

Ticonderoga Funding LLC	13,000	3.18	4/21/2008	12,977,033

Toyota Motor Credit Corp.	15,000	4.57	4/22/2008	14,960,012

UBS Finance (Delaware), LLC	35,000	3.97	4/11/2008	34,961,403
	15,000	3.12	4/24/2008	14,970,100
	20,000	2.805	6/11/2008	19,889,358

UniCredito Italiano Bank (Ireland) Plc	40,000	4.68	4/03/2008	39,989,600
	22,000	4.08	4/22/2008	21,947,640
	8,000	3.05	5/05/2008	7,976,956
	11,000	2.94	6/05/2008	10,941,608

Versailles Commercial Paper LLC	9,000	3.20	4/16/2008	8,988,000

Merrill Lynch Ready Assets Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Par	Interest	Maturity
Issue	(000)	Rate*	Date	Value

Windmill Funding Corp.	$ 41,000	3.21%	4/21/2008	$ 40,926,883
	50,000	3.20	5/02/2008	49,862,222

Yorktown Capital, LLC	24,500	3.82	4/11/2008	24,474,003
	38,000	2.74	6/06/2008	37,809,113

Total Commercial Paper (Cost - $2,079,499,746)				2,079,499,746

Corporate Notes - 7.5%

ANZ National International Ltd.	27,000	3.085 (a)	9/05/2008	27,000,000

ASIF Global Financing XXX	15,000	2.629 (a)	9/22/2008	15,000,000

BASF Finance Europe NV	45,000	3.884 (a)	9/19/2008	44,970,018

Bank of Ireland	12,000	2.546 (a)	9/19/2008	12,000,000

Cullinan Finance Corp. (c)	30,295	2.579 (a)	6/25/2008	30,294,296

Goldman Sachs Group, Inc.	51,700	2.888 (a)	9/12/2008	51,700,000

HSBC Finance Corp.	39,000	2.659 (a)	8/22/2008	39,000,000

MetLife Global Funding, Inc.	11,500	2.918 (a)	9/12/2008	11,500,000
	16,500	3.13 (a)	10/06/2008	16,500,000

Nationwide Building Society	13,000	2.751	7/28/2008	13,000,000

Northern Rock Plc	21,500	3.08 (a)	7/08/2008	21,500,000

Royal Bank of Scotland Group Plc	80,000	2.756	9/26/2008	80,000,000

Wachovia Bank, NA	29,150	4.753	2/04/2009	29,150,000

Westpac Banking Corp.	11,000	2.999	10/10/2008	11,000,000

Total Corporate Notes (Cost - $402,614,314)				402,614,314

Funding Agreements - 4.1%

Genworth Life Insurance Co. (b)	25,000	3.09 (a)	10/10/2008	25,000,000
	20,000	3.279 (a)	12/01/2008	20,000,000

Jackson National Life Insurance Co. (b)	86,000	3.179 (a)	5/01/2008	86,000,000

Metropolitan Life Insurance Co. (b)	20,000	3.189 (a)	4/01/2008	20,000,000

New York Life Insurance Co. (b)	70,000	2.938 (a)	4/14/2008	70,000,000

Total Funding Agreements (Cost - $221,000,000)				221,000,000

U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 5.3%

Fannie Mae	12,975	2.50	8/06/2008	12,860,569
	10,680	2.495	8/20/2008	10,575,634
	22,935	2.49	9/08/2008	22,681,187
	14,085	2.49	9/10/2008	13,927,178

Merrill Lynch Ready Assets Trust
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

		Par	Interest	Maturity
Issue		(000)	Rate*	Date	Value

Federal Home Loan Bank		$ 26,755	2.362%(a)	3/20/2009	$ 26,779,139
		28,100	2.815 (a)	8/13/2009	28,100,000
		41,500	2.766 (a)	8/14/2009	41,494,310

Freddie Mac		11,570	2.50	8/18/2008	11,458,317
		74,975	2.464 (a)	9/25/2009	74,942,261
		45,300	2.608 (a)	9/28/2009	45,283,235

Total U.S. Government, Agency & Instrumentality
Obligations - Non-Discount (Cost - $288,101,829)					288,101,830

Par (000)	Issue

Repurchase Agreements - 2.3%

$ 123,166 Deutsche Bank Securities Inc. purchased on 3/31/2008 to yield 2.25% to 4/01/2008,
	repurchase price of $123,173,698 collateralized by FHLMC 4% to 5.375% due 11/18/2011
	to 8/15/2024, and Freddie Mac 5.68% due 9/14/2017				123,166,000

Total Repurchase Agreements
(Cost - $123,166,000)					123,166,000

Total Investments (Cost - $5,371,424,172**) - 99.8%					5,371,424,172
Other Assets Less Liabilities - 0.2%					12,970,188

Net Assets - 100.0%					$ 5,384,394,360

(a)	Variable rate security. Rate shown is as of report date.

(b)	Restricted securities as to resale, representing 4.1% of net assets were as follows:

		Acquisition
	Issue	Date	Cost	Value

	Genworth Life Insurance Co., 3.09%, 10/10/08	9/10/2007	$ 25,000,000	$ 25,000,000
	Genworth Life Insurance Co., 3.279%, 12/01/08	12/03/2007	20,000,000	20,000,000
	Jackson National Life Insurance Co., 3.179% ,
	5/01/08	5/01/2007	86,000,000	86,000,000
	Metropolitan Life Insurance Co., 3.189%,
	5/01/2008	4/02/2007	20,000,000	20,000,000
	New York Life Insurance Co., 2.938%, 5/01/08	3/17/2008	70,000,000	70,000,000

	Total		$ 221,000,000	$ 221,000,000

(c)	Security is illiquid.

*	Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjustable periodically based upon appropriate indexes. The interest rates shown are he rates in effect at March 31, 2008.

**	Cost for federal income tax purposes.

Merrill Lynch Ready Assets Trust

Effective January 1, 2008, the Merrill Lynch Ready Assets Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).

FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	0
Level 2	$5,371,424,172
Level 3	0

Total	$5,371,424,172

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Merrill Lynch Ready Assets Trust

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Merrill Lynch Ready Assets Trust

Date: May 22, 2008